Annual Total Returns - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.79%
Annual Return 2015	0.01%
Annual Return 2016	2.35%
Annual Return 2017	18.68%
Annual Return 2018	(7.72%)
Annual Return 2019	22.70%
Annual Return 2020	17.19%
Annual Return 2021	13.89%
Annual Return 2022	(16.93%)
Annual Return 2023	16.25%